                   FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                          SUPPLEMENT DATED MAY 1, 2015
                                       TO
               PROSPECTUS DATED APRIL 30, 2012 (AS SUPPLEMENTED)

This supplement revises information in the prospectus dated April 30, 2012 (as supplemented) for the Marquis Portfolios variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy. Upon request, financial statements for First MetLife Investors Insurance Company will be sent to you without charge.

1. LIVING BENEFITS

A. GMIB PLUS III

In the "LIVING BENEFITS" section, replace the description of the calculation of the required minimum distribution rate under "Description of GMIB Plus III-Annual Increase Rate" with the following:

     The required minimum distribution rate equals the greater of:

     (1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and any (ii) subsequent Purchase Payments received during the Contract Year before the end of the calendar year;

     (2a) if you enroll only in the Automated Required Minimum Distribution
                        ----
          Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of
          (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or

     (2b) if you enroll in both the Systematic Withdrawal Program and the
                           ----
          Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.

                                                                    SUPP-NYMQ515

     On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Income Base").

     See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Plus III" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.

     If item (b) above (the required minimum distribution rate) is greater than item (a) above (the GMIB Annual Increase Rate), and your total withdrawals during a Contract Year, divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year and before the end of the calendar year, exceed the required minimum distribution rate, the required minimum distribution rate is not used to calculate the Annual Increase Rate, and the Annual Increase Rate will be reduced to the GMIB Annual Increase Rate (item (a) above). Therefore, the Annual Increase Rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the GMIB.

During the 30-day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.

B. LIFETIME WITHDRAWAL GUARANTEE II

In the "LIVING BENEFITS" section, add the following after the second paragraphs under "Description of the Lifetime Withdrawal Guarantee II-Managing Your Withdrawals":

     IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.

          Example:
          -------

          Assume your Annual Benefit Payment is $5,000 and that you withdrew $10,000 during year two in two separate withdrawals of $5,000 and $5,000. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($5,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.

2. OTHER INFORMATION

In the "OTHER INFORMATION" section, add the following new subsections:

     GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.

     CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

     We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on First MetLife Investors and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

     Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

4. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

5. INVESTMENT OPTIONS

Replace the list of Investment Portfolios and Investment Portfolio investment adviser information in the "INVESTMENT OPTIONS" section of the prospectus with the list of Investment Portfolios and Investment Portfolio investment adviser information attached to this prospectus supplement.

6. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                      Telephone: 800-343-8496

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an Investment Portfolio)


The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.





                                          MANAGEMENT   12B-1/SERVICE     OTHER
                                             FEES           FEES       EXPENSES
                                         ------------ --------------- ----------
AMERICAN FUNDS INSURANCE SERIES (Reg.TM)
 American Funds Global Growth Fund         0.52%        0.25%          0.03%
 American Funds Growth Fund                0.33%        0.25%          0.02%
 American Funds Growth-Income Fund         0.27%        0.25%          0.02%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Templeton Foreign VIP Fund                0.74%        0.25%          0.03%
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Appreciation         0.70%        0.00%          0.04%
   Portfolio
 ClearBridge Variable Large Cap Value      0.65%        0.00%          0.07%
 Portfolio
 ClearBridge Variable Small Cap Growth     0.75%        0.00%          0.07%
 Portfolio
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST
 Western Asset Variable Global High        0.70%        0.00%          0.11%
   Yield Bond Portfolio
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio            0.60%        0.00%          0.08%
 Clarion Global Real Estate Portfolio      0.59%        0.25%          0.05%
 ClearBridge Aggressive Growth Portfolio   0.55%        0.25%          0.02%
 Harris Oakmark International Portfolio    0.77%        0.00%          0.06%
 Invesco Comstock Portfolio                0.56%        0.25%          0.02%
 Invesco Mid Cap Value Portfolio           0.64%        0.25%          0.05%
 Invesco Small Cap Growth Portfolio        0.84%        0.00%          0.03%
 JPMorgan Small Cap Value Portfolio        0.77%        0.00%          0.05%
 Met/Eaton Vance Floating Rate Portfolio   0.60%        0.25%          0.07%
 MetLife Small Cap Value Portfolio         0.74%        0.25%          0.03%
 MFS (Reg. TM) Emerging Markets Equity     0.86%        0.25%          0.15%
   Portfolio
 MFS (Reg. TM) Research International      0.69%        0.25%          0.07%
   Portfolio
 Morgan Stanley Mid Cap Growth Portfolio   0.64%        0.25%          0.05%



                                                                                  NET
                                          ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                            FUND       ANNUAL      EXPENSE      ANNUAL
                                          FEES AND   PORTFOLIO    SUBSIDY OR   PORTFOLIO
                                          EXPENSES    EXPENSES     DEFERRAL    EXPENSES
                                         ---------- ----------- ------------- ----------
AMERICAN FUNDS INSURANCE SERIES (Reg.TM)
 American Funds Global Growth Fund        0.00%      0.80%          -          0.80%
 American Funds Growth Fund               0.00%      0.60%          -          0.60%
 American Funds Growth-Income Fund        0.00%      0.54%          -          0.54%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Templeton Foreign VIP Fund               0.00%      1.02%          -          1.02%
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Appreciation        0.00%      0.74%       0.00%         0.74%
   Portfolio
 ClearBridge Variable Large Cap Value     0.00%      0.72%       0.00%         0.72%
 Portfolio
 ClearBridge Variable Small Cap Growth    0.00%      0.82%       0.00%         0.82%
 Portfolio
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST
 Western Asset Variable Global High       0.00%      0.81%       0.00%         0.81%
   Yield Bond Portfolio
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio           0.08%      0.76%          -          0.76%
 Clarion Global Real Estate Portfolio     0.00%      0.89%          -          0.89%
 ClearBridge Aggressive Growth Portfolio  0.00%      0.82%       0.01%         0.81%
 Harris Oakmark International Portfolio   0.00%      0.83%       0.02%         0.81%
 Invesco Comstock Portfolio               0.00%      0.83%       0.02%         0.81%
 Invesco Mid Cap Value Portfolio          0.04%      0.98%       0.02%         0.96%
 Invesco Small Cap Growth Portfolio       0.00%      0.87%       0.01%         0.86%
 JPMorgan Small Cap Value Portfolio       0.02%      0.84%       0.09%         0.75%
 Met/Eaton Vance Floating Rate Portfolio  0.00%      0.92%          -          0.92%
 MetLife Small Cap Value Portfolio        0.00%      1.02%       0.01%         1.01%
 MFS (Reg. TM) Emerging Markets Equity    0.00%      1.26%       0.02%         1.24%
   Portfolio
 MFS (Reg. TM) Research International     0.00%      1.01%       0.06%         0.95%
   Portfolio
 Morgan Stanley Mid Cap Growth Portfolio  0.00%      0.94%       0.01%         0.93%

                                                         DISTRIBUTION
                                                            AND/OR
                                          MANAGEMENT   SERVICE (12B-1)     OTHER
                                              FEE            FEES        EXPENSES
                                         ------------ ----------------- ----------
MET INVESTORS SERIES TRUST (CONTINUED)

 Oppenheimer Global Equity Portfolio       0.66%        0.25%            0.08%
 PIMCO Inflation Protected Bond            0.47%        0.25%            0.09%
   Portfolio
 PIMCO Total Return Portfolio              0.48%        0.25%            0.03%
 Pioneer Fund Portfolio                    0.67%        0.00%            0.05%
 Pioneer Strategic Income Portfolio        0.56%        0.15%            0.06%
 T. Rowe Price Large Cap Value Portfolio   0.57%        0.25%            0.02%
 WMC Large Cap Research Portfolio          0.57%        0.15%            0.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio           0.32%        0.15%            0.03%
 BlackRock Capital Appreciation            0.69%        0.00%            0.02%
   Portfolio
 BlackRock Money Market Portfolio          0.34%        0.15%            0.03%
 Jennison Growth Portfolio                 0.59%        0.25%            0.03%
 Loomis Sayles Small Cap Core Portfolio    0.90%        0.25%            0.06%
 Met/Dimensional International Small       0.81%        0.25%            0.17%
 Company Portfolio
 MFS (Reg. TM) Total Return Portfolio      0.55%        0.20%            0.05%
 MFS (Reg. TM) Value Portfolio             0.70%        0.00%            0.02%
 Neuberger Berman Genesis Portfolio        0.80%        0.25%            0.03%
 Western Asset Management U.S.             0.47%        0.00%            0.02%
   Government Portfolio
 WMC Core Equity Opportunities Portfolio   0.70%        0.00%            0.03%



                                           ACQUIRED     TOTAL                      NET TOTAL
                                          FUND FEES     ANNUAL      FEE WAIVER      ANNUAL
                                             AND      OPERATING   AND/OR EXPENSE   OPERATING
                                           EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
                                         ----------- ----------- ---------------- ----------
MET INVESTORS SERIES TRUST (CONTINUED)

 Oppenheimer Global Equity Portfolio      0.00%       0.99%        0.06%           0.93%
 PIMCO Inflation Protected Bond           0.00%       0.81%        0.01%           0.80%
   Portfolio
 PIMCO Total Return Portfolio             0.00%       0.76%        0.04%           0.72%
 Pioneer Fund Portfolio                   0.00%       0.72%        0.05%           0.67%
 Pioneer Strategic Income Portfolio       0.00%       0.77%           -            0.77%
 T. Rowe Price Large Cap Value Portfolio  0.00%       0.84%           -            0.84%
 WMC Large Cap Research Portfolio         0.00%       0.75%        0.05%           0.70%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio          0.00%       0.50%        0.00%           0.50%
 BlackRock Capital Appreciation           0.00%       0.71%        0.06%           0.65%
   Portfolio
 BlackRock Money Market Portfolio         0.00%       0.52%        0.02%           0.50%
 Jennison Growth Portfolio                0.00%       0.87%        0.08%           0.79%
 Loomis Sayles Small Cap Core Portfolio   0.07%       1.28%        0.08%           1.20%
 Met/Dimensional International Small      0.00%       1.23%        0.01%           1.22%
 Company Portfolio
 MFS (Reg. TM) Total Return Portfolio     0.00%       0.80%           -            0.80%
 MFS (Reg. TM) Value Portfolio            0.00%       0.72%        0.14%           0.58%
 Neuberger Berman Genesis Portfolio       0.00%       1.08%        0.00%           1.08%
 Western Asset Management U.S.            0.00%       0.49%        0.01%           0.48%
   Government Portfolio
 WMC Core Equity Opportunities Portfolio  0.00%       0.73%        0.11%           0.62%



The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2015 prospectus. "0.00%" in the Contractual Expense Subsidy or Deferral column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.

INVESTMENT OPTIONS


AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)

American Funds Insurance Series (Reg. TM) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign VIP Fund. The following Class 2 portfolio is available under the contract:


     Templeton Foreign VIP Fund



LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS I)

Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class I portfolios are available under the contract:


     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio



LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

Legg Mason Partners Variable Income Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the portfolio listed below. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class I portfolio is available under the contract:


     Western Asset Variable Global High Yield Bond Portfolio



MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock High Yield Portfolio (Class A)
     Clarion Global Real Estate Portfolio (Class B)
     ClearBridge Aggressive Growth Portfolio (Class B)
     Harris Oakmark International Portfolio (Class A)
     Invesco Comstock Portfolio (Class B)
     Invesco Mid Cap Value Portfolio (Class B)
     Invesco Small Cap Growth Portfolio (Class A)
     JPMorgan Small Cap Value Portfolio (Class A)
     Met/Eaton Vance Floating Rate Portfolio (Class B)
     MetLife Small Cap Value Portfolio (Class B)
     (formerly Third Avenue Small Cap Value Portfolio)
     MFS (Reg. TM) Emerging Markets Equity Portfolio (Class B)
     MFS (Reg. TM) Research International Portfolio (Class B)
     Morgan Stanley Mid Cap Growth Portfolio (Class B)
     Oppenheimer Global Equity Portfolio (Class B)
     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)
     Pioneer Fund Portfolio (Class A)
     Pioneer Strategic Income Portfolio (Class E)
     T. Rowe Price Large Cap Value Portfolio (Class B)
     WMC Large Cap Research Portfolio (Class E)



METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Bond Income Portfolio (Class E)
     BlackRock Capital Appreciation Portfolio (Class A)
     BlackRock Money Market Portfolio (Class E)
     Jennison Growth Portfolio (Class B)
     Loomis Sayles Small Cap Core Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MFS (Reg. TM) Total Return Portfolio (Class F)
     MFS (Reg. TM) Value Portfolio (Class A)
     Neuberger Berman Genesis Portfolio (Class B)
     Western Asset Management U.S. Government Portfolio (Class A)
     WMC Core Equity Opportunities Portfolio (Class A)

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)


American Funds Insurance Series (Reg. TM) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


AMERICAN FUNDS GLOBAL GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks long-term growth of capital.


AMERICAN FUNDS GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks growth of capital.


AMERICAN FUNDS GROWTH-INCOME FUND


INVESTMENT OBJECTIVE: The American Funds Growth-Income Fund seeks long-term growth of capital and income.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign VIP Fund. The following Class 2 portfolio is available under the contract:


TEMPLETON FOREIGN VIP FUND


INVESTMENT OBJECTIVE: The Templeton Foreign VIP Fund seeks long-term capital growth.


LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS I)


Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser and ClearBridge Investments, LLC is the subadviser to each portfolio. The following Class I portfolios are available under the contract:


CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO


INVESTMENT OBJECTIVE: The ClearBridge Variable Appreciation Portfolio seeks long-term capital appreciation.


CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO


INVESTMENT OBJECTIVE: The ClearBridge Variable Large Cap Value Portfolio seeks long-term growth of capital. Current income is a secondary objective.


CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO


INVESTMENT OBJECTIVE: The ClearBridge Variable Small Cap Growth Portfolio seeks long-term growth of capital.


LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)


Legg Mason Partners Variable Income Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following Class I portfolio is available under the contract:


WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO


SUBADVISERS: Western Asset Management Company; Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.


INVESTMENT OBJECTIVE: The Western Asset Variable Global High Yield Bond Portfolio seeks to maximize total return.

MET INVESTORS SERIES TRUST


MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the contract:


BLACKROCK HIGH YIELD PORTFOLIO (CLASS A)


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.


CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS B)


SUBADVISER: CBRE Clarion Securities LLC


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.


CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO (CLASS B)


SUBADVISER: ClearBridge Investments, LLC


INVESTMENT OBJECTIVE: The ClearBridge Aggressive Growth Portfolio seeks capital appreciation.


HARRIS OAKMARK INTERNATIONAL PORTFOLIO (CLASS A)


SUBADVISER: Harris Associates L.P.


INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.


INVESCO COMSTOCK PORTFOLIO (CLASS B)


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Comstock Portfolio seeks capital growth and income.


INVESCO MID CAP VALUE PORTFOLIO (CLASS B)


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Mid Cap Value Portfolio seeks high total return by investing in equity securities of mid-sized companies.


INVESCO SMALL CAP GROWTH PORTFOLIO (CLASS A)


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.


JPMORGAN SMALL CAP VALUE PORTFOLIO (CLASS A)


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Small Cap Value Portfolio seeks long-term capital growth.


MET/EATON VANCE FLOATING RATE PORTFOLIO (CLASS B)


SUBADVISER: Eaton Vance Management


INVESTMENT OBJECTIVE: The Met/Eaton Vance Floating Rate Portfolio seeks a high level of current income.


METLIFE SMALL CAP VALUE PORTFOLIO (CLASS B) (formerly Third Avenue Small Cap Value Portfolio)


SUBADVISERS: Delaware Investments Fund Advisers and Wells Capital Management Incorporated


INVESTMENT OBJECTIVE: The MetLife Small Cap Value Portfolio seeks long-term capital appreciation.


MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


MORGAN STANLEY MID CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Morgan Stanley Investment Management Inc.


INVESTMENT OBJECTIVE: The Morgan Stanley Mid Cap Growth Portfolio seeks capital appreciation.

OPPENHEIMER GLOBAL EQUITY PORTFOLIO (CLASS B)


SUBADVISER: OppenheimerFunds, Inc.


INVESTMENT OBJECTIVE: The Oppenheimer Global Equity Portfolio seeks capital appreciation.


PIMCO INFLATION PROTECTED BOND PORTFOLIO (CLASS B)


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.


PIMCO TOTAL RETURN PORTFOLIO (CLASS B)


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS E)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.


T. ROWE PRICE LARGE CAP VALUE PORTFOLIO (CLASS B)


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.


WMC LARGE CAP RESEARCH PORTFOLIO (CLASS E)


SUBADVISER: Wellington Management Company LLP


INVESTMENT OBJECTIVE: The WMC Large Cap Research Portfolio seeks long-term capital appreciation.


METROPOLITAN SERIES FUND


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. The following portfolios are available under the contract:


BLACKROCK BOND INCOME PORTFOLIO (CLASS E)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.


BLACKROCK CAPITAL APPRECIATION PORTFOLIO (CLASS A)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Capital Appreciation Portfolio seeks long-term growth of capital.


BLACKROCK MONEY MARKET PORTFOLIO (CLASS E)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.


JENNISON GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.

LOOMIS SAYLES SMALL CAP CORE PORTFOLIO (CLASS B)


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Small Cap Core Portfolio seeks long-term capital growth from investments in common stocks or other equity securities.


MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)


SUBADVISER: Dimensional Fund Advisors LP


INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.


MFS (Reg. TM) TOTAL RETURN PORTFOLIO (CLASS F)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.


MFS (Reg. TM) VALUE PORTFOLIO (CLASS A)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Value Portfolio seeks capital appreciation.


NEUBERGER BERMAN GENESIS PORTFOLIO (CLASS B)


SUBADVISER: Neuberger Berman Management LLC


INVESTMENT OBJECTIVE: The Neuberger Berman Genesis Portfolio seeks high total return, consisting principally of capital appreciation.


WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS A)


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.


WMC CORE EQUITY OPPORTUNITIES PORTFOLIO (CLASS A)


SUBADVISER: Wellington Management Company LLP


INVESTMENT OBJECTIVE: The WMC Core Equity Opportunities Portfolio seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.